ARK FUNDS -- EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------
SUPPLEMENT DATED SEPTEMBER 21, 1998 CLASS A AND CLASS B PROSPECTUS DATED JULY 27, 1998
--------------------------------------------------------------------------------

    This supplement revises information contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

    Effective October 1, 1998, the information for the Equity Index Portfolio under "Fees and Expenses" is amended as follows:

                                                               CLASS A
                                                              ---------
                                                               EQUITY
                                                                INDEX
              SHAREHOLDER TRANSACTION EXPENSES                PORTFOLIO
-----------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................    4.75%*
Exchange Fee................................................    None
Redemption Fee..............................................    None
ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waiver)(1).............................    0.05%
12b-1 Fees (after waiver)(2)................................    0.25%
Shareholder Services Fees (after waivers)(3)................    0.00%
Other Expenses(after waivers)(4)............................    0.20%
-----------------------------------------------------------------------
Total Operating Expenses (after waivers)(5).................    0.50%
-----------------------------------------------------------------------

  * A portion of the 4.75% sales load is currently being waived so that share purchases will be subject to a maximum sales load of 3.00%. This waiver may be discontinued at any time.
(1) AIA has agreed to waive, on a voluntary basis, a portion of its fees for the portfolio and the advisory fees shown reflect this voluntary waiver. AIA reserves the right to terminate its fee waiver at any time in its sole discretion. Absent such waiver, the advisory fees for the Equity Index Portfolio would be 0.20%.
(2) The Distributor has agreed to waive, on a voluntary basis, a portion of its distribution fees for the portfolio. Absent such waiver, the distribution fees would be 0.40% for the Equity Index Portfolio.
(3) All of the shareholder service fees are being waived for the portfolio. Absent such waiver, the shareholder services fees would be 0.15%.
(4) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory, 12b-1 and shareholder services fees. The Administrator has agreed to waive, on a voluntary basis, 0.08% of its fee for the Equity Index Portfolio. Absent such waiver, other expenses for the Equity Index Portfolio would be 0.28%.
(5) Absent the voluntary fee waivers described above, total operating expenses for Class A shares of the Equity Index Portfolio would be 1.03%.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Class A shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) imposition of a 4.75% sales charge:

                                                              1 YR   3 YRS   5 YRS   10 YRS
                                                              ----   -----   -----   ------
Equity Index Portfolio......................................   52     63       74     107

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

AK1111-9/98

ARK FUNDS -- EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------
SUPPLEMENT DATED SEPTEMBER 21, 1998 TO INSTITUTIONAL CLASS PROSPECTUS DATED JULY 27, 1998
--------------------------------------------------------------------------------

    This supplement revises information contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

    Effective October 1, 1998, the information for the Equity Index Portfolio under "Fees and Expenses" is amended as follows:

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                    EQUITY
                                                                     INDEX
                                                                   PORTFOLIO
                                                              -------------------
Advisory Fees (after waiver)(1).............................         0.05%
Shareholder Services Fees (after waiver)(2).................         0.00%
Other Expenses (after waiver)(3)............................         0.20%
                                                                     -----
Total Operating Expenses (after waivers)(4).................         0.25%
                                                                     =====

(1) AIA has agreed to waive, on a voluntary basis, a portion of its fees for the Equity Index Portfolio and the advisory fees shown reflect this voluntary waiver. AIA reserves the right to terminate its fee waiver at any time in its sole discretion. Absent such waiver, the advisory fees for the Equity Index Portfolio would be 0.20%.
(2) All of the shareholder services fees are being waived for the portfolio. Absent such waiver, the shareholder services fees would be 0.15%.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and shareholder services fees. The Fund's administrator has agreed to waive, on a voluntary basis, 0.08% of its fee for the Equity Index Portfolio. Absent such waiver, other expenses for the Equity Index Portfolio would be 0.28%.
(4) Absent the voluntary fee waivers described above, total operating expenses for Institutional Class shares of the Equity Index Portfolio would be 0.63%.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                              1 YR   3 YRS   5 YRS   10 YRS
                                                              ----   -----   -----   ------
Equity Index Portfolio......................................   3       8      14       32

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

AK2222-9/98